Submission	Dec. 03, 2025
Submission [Line Items]
Central Index Key	0002099093
Registrant Name	Hennessy Capital Investment Corp. VIII
Form Type	S-1
Submission Type	S-1
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A